Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
August 31, 2025
NMF-NPRT3-1025
1.805750.121
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States) (a)	248,000	35,754,160
Franco-Nevada Corp (United States)	80,600	15,181,010

TOTAL CANADA		50,935,170
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)(b)	121,600	12,160,000
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	94,500	25,719,120
TOTAL GERMANY		37,879,120
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	9,200	543,076
ISRAEL - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (b)	48,600	12,798,324
ITALY - 1.4%
Consumer Discretionary - 1.1%
Automobiles - 0.2%
Ferrari NV	26,000	12,407,460
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	282,135	7,664,219
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	316,800	36,625,096
TOTAL CONSUMER DISCRETIONARY		56,696,775

Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	184,100	16,093,088
TOTAL ITALY		72,789,863
NETHERLANDS - 0.6%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	23,000	16,380,600
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	54,476	12,793,689
TOTAL NETHERLANDS		29,174,289
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	136,500	31,513,755
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (United Kingdom) (a)(b)	84,800	25,948,990
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	438,886	16,133,449
Financials - 0.2%
Capital Markets - 0.2%
London Stock Exchange Group PLC	101,362	12,562,107
TOTAL UNITED KINGDOM		54,644,546
UNITED STATES - 93.8%
Communication Services - 10.6%
Entertainment - 3.3%
Netflix Inc (b)(c)	59,700	72,132,525
Spotify Technology SA (b)	48,900	33,343,932
Take-Two Interactive Software Inc (b)	92,600	21,600,802
TKO Group Holdings Inc Class A	57,700	10,937,612
Walt Disney Co/The	283,400	33,548,892
		171,563,763
Interactive Media & Services - 7.3%
Alphabet Inc Class A	928,700	197,729,517
Meta Platforms Inc Class A	229,000	169,162,300
Reddit Inc Class A (b)	77,100	17,353,668
		384,245,485
TOTAL COMMUNICATION SERVICES		555,809,248

Consumer Discretionary - 10.3%
Broadline Retail - 4.3%
Amazon.com Inc (b)	978,500	224,076,500
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc	6,500	36,393,825
Hilton Worldwide Holdings Inc	99,000	27,329,940
Royal Caribbean Cruises Ltd	72,600	26,369,772
		90,093,537
Household Durables - 1.2%
Lennar Corp Class A	90,400	12,035,856
NVR Inc (b)	2,110	17,128,242
Somnigroup International Inc	377,000	31,649,150
		60,813,248
Specialty Retail - 2.3%
Dick's Sporting Goods Inc	55,800	11,874,240
Group 1 Automotive Inc	28,500	13,246,230
Lowe's Cos Inc	190,400	49,134,624
TJX Cos Inc/The	344,686	47,087,554
		121,342,648
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	286,400	22,158,768
Ralph Lauren Corp Class A	73,300	21,764,969
		43,923,737
TOTAL CONSUMER DISCRETIONARY		540,249,670

Consumer Staples - 4.3%
Beverages - 0.5%
Keurig Dr Pepper Inc	948,000	27,577,320
Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings Inc (b)	251,500	24,566,520
Dollar Tree Inc (b)	159,100	17,368,947
Kroger Co/The	234,800	15,928,832
Performance Food Group Co (b)	399,700	40,529,580
Walmart Inc	599,800	58,168,604
		156,562,483
Tobacco - 0.8%
Philip Morris International Inc	252,400	42,183,612
TOTAL CONSUMER STAPLES		226,323,415

Energy - 2.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	623,100	28,288,740
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (b)	401,000	12,799,920
Cheniere Energy Inc	102,026	24,671,927
Exxon Mobil Corp	510,000	58,287,900
Shell PLC ADR	232,900	17,206,652
		112,966,399
TOTAL ENERGY		141,255,139

Financials - 12.2%
Banks - 4.2%
Bank of America Corp	1,038,600	52,698,564
First Citizens BancShares Inc/NC Class A	6,600	13,093,806
JPMorgan Chase & Co	228,300	68,814,186
M&T Bank Corp	114,400	23,069,904
Wells Fargo & Co	738,268	60,670,864
		218,347,324
Capital Markets - 3.9%
Ares Management Corp Class A	49,800	8,924,160
Blue Owl Capital Inc Class A	683,500	12,658,420
Charles Schwab Corp/The	408,700	39,169,808
Goldman Sachs Group Inc/The	63,500	47,323,375
Houlihan Lokey Inc Class A	94,800	18,888,900
Moody's Corp	40,700	20,747,232
Morgan Stanley	248,800	37,439,424
Stifel Financial Corp	121,700	14,030,793
Tradeweb Markets Inc Class A	56,100	6,920,496
		206,102,608
Financial Services - 2.9%
Affirm Holdings Inc Class A (b)	204,800	18,116,608
Apollo Global Management Inc	138,200	18,826,986
Block Inc Class A (b)	129,700	10,329,308
Visa Inc Class A	298,000	104,830,440
		152,103,342
Insurance - 1.2%
Chubb Ltd	144,209	39,667,570
Marsh & McLennan Cos Inc	125,800	25,890,898
		65,558,468
TOTAL FINANCIALS		642,111,742

Health Care - 6.5%
Biotechnology - 1.2%
Alnylam Pharmaceuticals Inc (b)	55,100	24,602,701
Gilead Sciences Inc	351,700	39,731,549
		64,334,250
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp (b)	511,768	53,991,524
Insulet Corp (b)	55,000	18,693,400
Stryker Corp	96,000	37,575,360
		110,260,284
Health Care Providers & Services - 0.7%
CVS Health Corp	406,900	29,764,735
UnitedHealth Group Inc	31,300	9,698,931
		39,463,666
Health Care Technology - 0.5%
Veeva Systems Inc Class A (b)	101,400	27,296,880
Life Sciences Tools & Services - 1.3%
Danaher Corp	170,700	35,133,474
Thermo Fisher Scientific Inc	66,900	32,962,968
		68,096,442
Pharmaceuticals - 0.6%
Eli Lilly & Co	41,700	30,548,586
TOTAL HEALTH CARE		340,000,108

Industrials - 12.2%
Aerospace & Defense - 5.7%
Anduril Industries Inc Class B (d)(e)	3,298	134,822
Anduril Industries Inc Class C (d)(e)	2	82
Boeing Co (b)	199,160	46,738,869
GE Aerospace (c)	176,512	48,576,102
General Dynamics Corp	66,500	21,583,905
Howmet Aerospace Inc	175,100	30,484,910
Space Exploration Technologies Corp (b)(d)(e)	587,191	124,484,492
TransDigm Group Inc	17,300	24,200,624
		296,203,806
Building Products - 0.6%
Trane Technologies PLC	74,100	30,795,960
Construction & Engineering - 1.0%
Comfort Systems USA Inc	28,000	19,694,640
Quanta Services Inc	86,500	32,693,540
		52,388,180
Electrical Equipment - 1.6%
Eaton Corp PLC	99,500	34,739,430
GE Vernova Inc (c)	81,503	49,958,894
		84,698,324
Machinery - 2.1%
Cummins Inc	46,100	18,368,084
Deere & Co	71,400	34,174,896
Parker-Hannifin Corp	30,600	23,236,110
Westinghouse Air Brake Technologies Corp	192,100	37,171,350
		112,950,440
Passenger Airlines - 0.3%
Delta Air Lines Inc	282,100	17,428,138
Professional Services - 0.3%
Paycom Software Inc	61,600	13,992,440
Trading Companies & Distributors - 0.6%
United Rentals Inc	34,600	33,089,364
TOTAL INDUSTRIALS		641,546,652

Information Technology - 29.4%
Communications Equipment - 1.8%
Arista Networks Inc	316,900	43,272,695
Cisco Systems Inc	732,500	50,608,425
		93,881,120
Electronic Equipment, Instruments & Components - 0.5%
Flex Ltd (b)	468,462	25,118,932
IT Services - 0.4%
CoreWeave Inc Class A (b)	123,140	12,688,346
Twilio Inc Class A (b)	88,200	9,314,801
		22,003,147
Semiconductors & Semiconductor Equipment - 11.3%
Broadcom Inc	419,200	124,665,888
Marvell Technology Inc	105,891	6,656,838
Micron Technology Inc	243,900	29,026,539
NVIDIA Corp (c)	2,506,000	436,495,080
		596,844,345
Software - 10.0%
Applied Intuition Inc Class A (b)(d)(e)	18,639	2,503,218
Autodesk Inc (b)	115,800	36,442,260
Intuit Inc	11,000	7,337,000
Microsoft Corp	752,900	381,486,901
Oracle Corp	117,000	26,457,210
Palo Alto Networks Inc (b)	201,600	38,408,832
Synopsys Inc (b)	59,000	35,607,680
		528,243,101
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	1,222,100	283,698,294
TOTAL INFORMATION TECHNOLOGY		1,549,788,939

Materials - 2.2%
Chemicals - 1.7%
CF Industries Holdings Inc	108,200	9,373,366
Corteva Inc	281,500	20,884,485
Linde PLC	71,600	34,245,564
Sherwin-Williams Co/The	65,000	23,778,950
		88,282,365
Construction Materials - 0.3%
Martin Marietta Materials Inc	31,500	19,416,600
Metals & Mining - 0.2%
Freeport-McMoRan Inc	306,089	13,590,352
TOTAL MATERIALS		121,289,317

Real Estate - 2.7%
Health Care REITs - 0.4%
Ventas Inc	389,100	26,489,928
Real Estate Management & Development - 1.5%
CBRE Group Inc Class A (b)	299,600	48,571,152
Zillow Group Inc Class C (b)	330,400	27,856,024
		76,427,176
Specialized REITs - 0.8%
American Tower Corp	109,700	22,362,345
Public Storage Operating Co	58,900	17,351,351
		39,713,696
TOTAL REAL ESTATE		142,630,800

Utilities - 0.7%
Electric Utilities - 0.5%
Constellation Energy Corp	51,100	15,737,778
Exelon Corp	250,200	10,928,736
		26,666,514
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	72,100	13,634,831
TOTAL UTILITIES		40,301,345

TOTAL UNITED STATES		4,941,306,375
TOTAL COMMON STOCKS (Cost $2,994,706,971)		5,231,584,518

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience Inc Series B (b)(d)(e)	243,347	1,718,030
Industrials - 0.2%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (d)(e)	31,400	1,283,632
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(d)(e)	49,853	6,921,092
Beta Technologies Inc Series C, 6% (d)(e)	7,000	834,680
		7,755,772
TOTAL INDUSTRIALS		9,039,404

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (b)(d)(e)	24,262	3,258,387
Applied Intuition Inc Series B2 (b)(d)(e)	11,699	1,571,175
		4,829,562
TOTAL UNITED STATES		15,586,996
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,699,152)		15,586,996

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	24,677,260	24,682,195
Fidelity Securities Lending Cash Central Fund (f)(g)	4.36	41,810,809	41,814,990
TOTAL MONEY MARKET FUNDS (Cost $66,497,185)			66,497,185

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,073,903,308)	5,313,668,699
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(46,528,028)
NET ASSETS - 100.0%	5,267,140,671

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	125	3,440,000	290.00	9/19/2025	26,188
GE Vernova Inc	Chicago Board Options Exchange	100	6,129,700	740.00	11/21/2025	167,500
Netflix Inc	Chicago Board Options Exchange	35	4,228,875	1,320.00	10/17/2025	79,450

						273,138
TOTAL WRITTEN OPTIONS						(273,138)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $18,153,075.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,709,610 or 2.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	134,831

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,283,720

Applied Intuition Inc Class A	7/2/2024	1,112,653

Applied Intuition Inc Series A2	7/2/2024	1,448,318

Applied Intuition Inc Series B2	7/2/2024	698,371

Beta Technologies Inc Series B, 6%	4/4/2022	5,143,334

Beta Technologies Inc Series C, 6%	10/24/2024	801,290

National Resilience Inc Series B	12/1/2020	3,324,120

Space Exploration Technologies Corp	4/8/2016 - 9/11/2017	5,998,289

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,954,711	435,533,808	439,806,324	943,210	-	-	24,682,195	24,677,260	0.0%
Fidelity Securities Lending Cash Central Fund	16,467,496	154,164,069	128,816,575	12,222	-	-	41,814,990	41,810,809	0.1%
Total	45,422,207	589,697,877	568,622,899	955,432	-	-	66,497,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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